Document and Entity Information	Oct. 22, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2024
Entity Registrant Name	R1 RCM Inc. /DE
Entity Incorporation State Country Code	DE
Entity File Number	001-41428
Entity Tax Identification Number	87-4340782
Entity Address Address Line 1	433 W. Ascension Way
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Murray
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84123
City Area Code	312
Local Phone Number	324-7820
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	RCM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001910851
Amendment Flag	false